Tracie Coop
State Street
1 Lincoln Street
Mail Stop SUM 0703
Boston, MA 02111
Tel +1 617 662 0717
TCoop@statestreet.com

January 16, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated December 28, 2018 to the prospectuses for the following funds:

iShares Adaptive Currency Hedged MSCI Eurozone ETF

iShares Adaptive Currency Hedged MSCI Japan ETF

iShares Currency Hedged MSCI Australia ETF

iShares Currency Hedged MSCI Canada ETF

iShares Currency Hedged MSCI Eurozone ETF

iShares Currency Hedged MSCI Germany ETF

iShares Currency Hedged MSCI Italy ETF

iShares Currency Hedged MSCI Japan ETF

iShares Currency Hedged MSCI Mexico ETF

iShares Currency Hedged MSCI South Korea ETF

iShares Currency Hedged MSCI Spain ETF

iShares Currency Hedged MSCI Switzerland ETF

iShares Currency Hedged MSCI United Kingdom ETF

The purpose of this filing is to submit the 497 dated December 28, 2018 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Tracie Coop
Tracie Coop

cc:	Benjamin Haskin, Esq.